Business And Credit Concentrations, Major Customers And Geographic Information (Schedule Of Revenue Attributed To United States And All Other Countries) (Details) (USD $)	3 Months Ended								12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 22,134,429	$ 22,003,689	$ 22,051,197	$ 17,334,015	$ 19,667,202	$ 18,775,145	$ 17,184,460	$ 17,712,784	$ 83,523,330	$ 73,339,591	$ 67,506,174
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									62,010,259	55,575,212	49,533,950
Outside the United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									$ 21,513,071	$ 17,764,379	$ 17,972,224